CAPITALIZED SOFTWARE DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2012
Research and Development [Abstract]
Changes In Capitalized Software Development Costs [Table Text Block]

The changes in capitalized software development costs during the year ended December 31, 2011 and 2012 were as follows:

	Year ended December 31,
	2011	2012

Balance at the beginning of the year	$13,822	$17,399

Acquisition of core technology which considered as software development	4,659	-
Capitalization	4,735	3,464
Amortization	(4,544)	(3,758)
Functional currency translation adjustments	(1,273)	389

Balance at the year end	$17,399	$17,494